Exhibit 99
Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	11
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,144,164,174.83	45,966	57.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$228,900,000.00	0.68000%	February 15, 2017
Class A-2a Notes	$200,000,000.00	1.120%	December 15, 2018
Class A-2b Notes	$163,100,000.00	0.938%	December 15, 2018
Class A-3 Notes	$305,200,000.00	1.390%	July 15, 2020
Class A-4 Notes	$102,780,000.00	1.600%	June 15, 2021
Class B Notes	$31,580,000.00	1.940%	July 15, 2021
Class C Notes	$21,050,000.00	2.190%	July 15, 2022
Total	$1,052,610,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,902,060.65

Principal:
Principal Collections	$17,791,024.54
Prepayments in Full	$8,179,215.68
Liquidation Proceeds	$353,153.74
Recoveries	$33,202.48
Sub Total	$26,356,596.44
Collections	$28,258,657.09

Purchase Amounts:
Purchase Amounts Related to Principal	$84,459.43
Purchase Amounts Related to Interest	$351.87
Sub Total	$84,811.30

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$28,343,468.39

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	11
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$28,343,468.39
Servicing Fee	$671,131.44	$671,131.44	$0.00	$0.00	$27,672,336.95
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$27,672,336.95
Interest - Class A-2a Notes	$129,935.57	$129,935.57	$0.00	$0.00	$27,542,401.38
Interest - Class A-2b Notes	$88,759.64	$88,759.64	$0.00	$0.00	$27,453,641.74
Interest - Class A-3 Notes	$353,523.33	$353,523.33	$0.00	$0.00	$27,100,118.41
Interest - Class A-4 Notes	$137,040.00	$137,040.00	$0.00	$0.00	$26,963,078.41
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,963,078.41
Interest - Class B Notes	$51,054.33	$51,054.33	$0.00	$0.00	$26,912,024.08
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,912,024.08
Interest - Class C Notes	$38,416.25	$38,416.25	$0.00	$0.00	$26,873,607.83
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,873,607.83
Regular Principal Payment	$24,003,005.22	$24,003,005.22	$0.00	$0.00	$2,870,602.61
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,870,602.61
Residual Released to Depositor	$0.00	$2,870,602.61	$0.00	$0.00	$0.00
Total		$28,343,468.39

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$24,003,005.22
Total					$24,003,005.22

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$13,221,154.07	$66.11	$129,935.57	$0.65	$13,351,089.64	$66.76
Class A-2b Notes	$10,781,851.15	$66.11	$88,759.64	$0.54	$10,870,610.79	$66.65
Class A-3 Notes	$0.00	$0.00	$353,523.33	$1.16	$353,523.33	$1.16
Class A-4 Notes	$0.00	$0.00	$137,040.00	$1.33	$137,040.00	$1.33
Class B Notes	$0.00	$0.00	$51,054.33	$1.62	$51,054.33	$1.62
Class C Notes	$0.00	$0.00	$38,416.25	$1.83	$38,416.25	$1.83
Total	$24,003,005.22	$22.80	$798,729.12	$0.76	$24,801,734.34	$23.56

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	11

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$139,216,677.69	0.6960834	$125,995,523.62	0.6299776
Class A-2b Notes	$113,531,200.65	0.6960834	$102,749,349.50	0.6299776
Class A-3 Notes	$305,200,000.00	1.0000000	$305,200,000.00	1.0000000
Class A-4 Notes	$102,780,000.00	1.0000000	$102,780,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$713,357,878.34	0.6777039	$689,354,873.12	0.6549006

Pool Information
Weighted Average APR	2.882%	2.867%
Weighted Average Remaining Term	49.33	48.48
Number of Receivables Outstanding	37,311	36,694
Pool Balance	$805,357,724.97	$778,516,899.15
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$740,769,614.27	$716,363,996.67
Pool Factor	0.7038830	0.6804241

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,720,820.87
Targeted Credit Enhancement Amount	$11,677,753.49
Yield Supplement Overcollateralization Amount	$62,152,902.48
Targeted Overcollateralization Amount	$89,162,026.03
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$89,162,026.03

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,720,820.87
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,720,820.87
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,720,820.87

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	11
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		74	$432,972.43
(Recoveries)		20	$33,202.48
Net Loss for Current Collection Period			$399,769.95
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5957%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2960%
Second Prior Collection Period			0.4654%
Prior Collection Period			0.4121%
Current Collection Period			0.6058%
Four Month Average (Current and Prior Three Collection Periods)			0.4448%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		905	$2,409,696.66
(Cumulative Recoveries)			$69,636.69
Cumulative Net Loss for All Collection Periods			$2,340,059.97
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2045%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,662.65
Average Net Loss for Receivables that have experienced a Realized Loss			$2,585.70

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.93%	310	$7,241,789.51
61-90 Days Delinquent	0.11%	34	$872,716.38
91-120 Days Delinquent	0.04%	10	$330,116.59
Over 120 Days Delinquent	0.06%	12	$469,257.54
Total Delinquent Receivables	1.14%	366	$8,913,880.02

Repossession Inventory:
Repossessed in the Current Collection Period		26	$839,123.54
Total Repossessed Inventory		50	$1,451,260.75

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1347%
Prior Collection Period			0.1447%
Current Collection Period			0.1526%
Three Month Average			0.1440%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2148%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	11

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer